Related Parties	3 Months Ended	12 Months Ended
	Feb. 26, 2012	Nov. 27, 2011
Related Parties [Abstract]
RELATED PARTIES

NOTE 10:    RELATED PARTIES

Robert D. Haas, a director and Chairman Emeritus of the Company, is the President of the Levi Strauss Foundation, which is not a consolidated entity of the Company. The Company donated $0.3 million to the Levi Strauss Foundation in each of the three-month periods ended February 26, 2012, and February 27, 2011.

NOTE 18:     RELATED PARTIES

Directors

Robert D. Haas, a director and Chairman Emeritus of the Company, is the President of the Levi Strauss Foundation, which is not a consolidated entity of the Company. During 2011, 2010 and 2009, the Company donated $1.6 million, $3.1 million and $5.5 million, respectively, to the Levi Strauss Foundation.

Stephen C. Neal, a director and, effective September 1, 2011, Chairman of the Board of Directors, is Chairman of the law firm Cooley LLP. In 2010 and 2009, the Company paid fees to Cooley LLP of approximately $0.2 million and $0.6 million, respectively.